As filed with the Securities and Exchange Commission on May 25, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-10487

Hotchkis and Wiley Funds
 (Exact name of registrant as specified in charter)

725 South Figueroa Street, 39th Floor
Los Angeles, CA 90017-5439
(Address of principal executive offices) (Zip code)

Anna Marie Lopez, President
Hotchkis and Wiley Funds
725 South Figueroa Street, 39th Floor
Los Angeles, CA 90017-5439
(Name and address of agent for service)

Copy to:

Mitchell E. Nichter, Esq.
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

(213) 430-1000
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2010

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

Schedule of Investments - March 31, 2010
Hotchkis and Wiley Diversified Value Fund (Unaudited)

	Shares
COMMON STOCKS - 99.75%	Held	Value
CONSUMER DISCRETIONARY - 11.04%
Hotels, Restaurants & Leisure - 1.47%
Carnival Corporation	119,400	$4,642,272
McDonald's Corporation	32,300	2,155,056
		6,797,328
Media - 3.76%
Comcast Corporation	374,600	6,731,562
Interpublic Group of Companies, Inc. (a)	535,800	4,457,856
Time Warner Cable, Inc.	114,400	6,098,664
		17,288,082
Multiline Retail - 1.75%
J.C. Penney Company, Inc.	250,100	8,045,717
Specialty Retail - 4.06%
The Gap, Inc.	164,500	3,801,595
Home Depot, Inc.	294,800	9,536,780
Limited Brands, Inc.	216,900	5,340,078
		18,678,453
TOTAL CONSUMER DISCRETIONARY		50,809,580
CONSUMER STAPLES - 7.05%
Food & Staples Retailing - 3.32%
CVS Caremark Corporation	97,500	3,564,600
Safeway, Inc.	362,900	9,021,694
Wal-Mart Stores, Inc.	48,200	2,679,920
		15,266,214
Food Products - 0.80%
Kraft Foods, Inc.	121,600	3,677,184
Tobacco - 2.93%
Lorillard, Inc.	54,700	4,115,628
Philip Morris International, Inc.	179,500	9,362,720
		13,478,348
TOTAL CONSUMER STAPLES		32,421,746
ENERGY - 10.38%
Oil, Gas & Consumable Fuels - 10.38%
ConocoPhillips	405,100	20,728,967
Exxon Mobil Corporation	79,800	5,345,004
Marathon Oil Corporation	71,300	2,255,932
Royal Dutch Shell PLC - Class B - ADR	351,200	19,431,896
TOTAL ENERGY		47,761,799
FINANCIALS - 28.45%
Commercial Banks - 7.45%
KeyCorp	447,403	3,467,373
PNC Financial Services Group, Inc.	113,715	6,788,786
SunTrust Banks, Inc.	102,800	2,754,012
Wells Fargo & Company	682,734	21,246,682
		34,256,853
Consumer Finance - 1.79%
American Express Company	82,900	3,420,454
Capital One Financial Corporation	116,600	4,828,406
		8,248,860
Diversified Financial Services - 11.00%
Bank of America Corporation	1,093,322	19,515,798
Citigroup, Inc. (a)	2,711,145	10,980,137
JPMorgan Chase & Company	449,400	20,110,650
		50,606,585
Insurance - 8.21%
The Allstate Corporation	211,700	6,840,027
Genworth Financial, Inc. (a)	501,900	9,204,846
Hartford Financial Services Group, Inc.	80,200	2,279,284
MetLife, Inc.	120,342	5,215,622
Prudential Financial, Inc.	77,000	4,658,500
The Travelers Companies, Inc.	41,400	2,233,116
XL Capital Limited	389,600	7,363,440
		37,794,835
TOTAL FINANCIALS		130,907,133
HEALTH CARE - 6.38%
Health Care Equipment & Supplies - 0.27%
Zimmer Holdings, Inc. (a)	20,500	1,213,600
Pharmaceuticals - 6.11%
Bristol-Myers Squibb Company	311,600	8,319,720
Eli Lilly & Company	274,400	9,938,768
Johnson & Johnson	46,900	3,057,880
Merck & Company, Inc.	107,896	4,029,915
Pfizer, Inc.	161,800	2,774,870
		28,121,153
TOTAL HEALTH CARE		29,334,753
INDUSTRIALS - 13.69%
Aerospace & Defense - 6.75%
The Boeing Company	38,000	2,759,180
Empresa Brasileira de Aeronautica SA - ADR (a)	222,500	5,331,100
Honeywell International, Inc.	78,400	3,549,168
Lockheed Martin Corporation	137,100	11,409,462
Northrop Grumman Corporation	121,900	7,992,983
		31,041,893
Air Freight & Logistics - 1.37%
FedEx Corporation	67,700	6,323,180
Industrial Conglomerates - 1.67%
Tyco International Limited	200,900	7,684,425
Machinery - 3.90%
Cummins, Inc.	108,700	6,733,965
PACCAR, Inc.	258,800	11,216,392
		17,950,357
TOTAL INDUSTRIALS		62,999,855
INFORMATION TECHNOLOGY - 11.53%
Computers & Peripherals - 1.94%
Hewlett-Packard Company	82,400	4,379,560
International Business Machines Corporation	35,300	4,527,225
		8,906,785
Electronic Equipment, Instruments & Components - 2.44%
Tyco Electronics Limited	408,900	11,236,572
Internet Software & Services - 0.24%
eBay, Inc. (a)	41,600	1,121,120
IT Services - 0.46%
Accenture PLC	50,700	2,126,865
Software - 6.45%
CA, Inc.	656,106	15,398,808
Microsoft Corporation	330,000	9,659,100
Oracle Corporation	178,700	4,590,803
		29,648,711
TOTAL INFORMATION TECHNOLOGY		53,040,053
MATERIALS - 1.50%
Chemicals - 1.50%
PPG Industries, Inc.	105,500	6,899,700
TOTAL MATERIALS		6,899,700
TELECOMMUNICATION SERVICES - 3.10%
Wireless Telecommunication Services - 3.10%
Vodafone Group PLC - ADR	611,300	14,237,177
TOTAL TELECOMMUNICATION SERVICES		14,237,177
UTILITIES - 6.63%
Electric Utilities - 6.63%
Edison International	186,800	6,382,956
Entergy Corporation	47,700	3,880,395
Exelon Corporation	324,300	14,207,583
FPL Group, Inc.	124,600	6,021,918
TOTAL UTILITIES		30,492,852

Total investments - 99.75% (Cost $531,309,305)		458,904,648

Time deposit* - 0.03%		141,279

Other assets in excess of liabilities - 0.22%		1,009,178

Net assets - 100.00%		$460,055,105

(a) - Non-income producing security.
ADR - American Depositary Receipt
* - Time deposit with Wells Fargo bears interest at 0.03% and matures on 4/1/2010.
Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Investments - March 31, 2010
Hotchkis and Wiley Large Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 98.45%	Held	Value
CONSUMER DISCRETIONARY - 12.29%
Automobiles - 1.06%
Harley-Davidson, Inc.	443,800	$12,457,466
Household Durables - 0.51%
Fortune Brands, Inc.	123,200	5,976,432
Media - 2.64%
Comcast Corporation	1,720,300	30,913,791
Multiline Retail - 2.23%
J.C. Penney Company, Inc.	814,400	26,199,248
Specialty Retail - 4.97%
The Gap, Inc.	493,000	11,393,230
Home Depot, Inc.	838,209	27,116,061
Limited Brands, Inc.	801,500	19,732,930
		58,242,221
Textiles, Apparel & Luxury Goods - 0.88%
Jones Apparel Group, Inc.	543,000	10,327,860
TOTAL CONSUMER DISCRETIONARY		144,117,018
CONSUMER STAPLES - 4.45%
Food & Staples Retailing - 2.43%
Safeway, Inc.	1,147,100	28,516,906
Tobacco - 2.02%
Philip Morris International, Inc.	453,200	23,638,912
TOTAL CONSUMER STAPLES		52,155,818
ENERGY - 7.73%
Oil, Gas & Consumable Fuels - 7.73%
ConocoPhillips	664,900	34,022,933
Royal Dutch Shell PLC - Class B - ADR	1,022,400	56,569,392
TOTAL ENERGY		90,592,325
FINANCIALS - 30.25%
Commercial Banks - 7.86%
PNC Financial Services Group, Inc.	337,700	20,160,690
Regions Financial Corporation	1,942,000	15,244,700
Wells Fargo & Company	1,821,991	56,700,360
		92,105,750
Consumer Finance - 1.23%
Capital One Financial Corporation	349,300	14,464,513
Diversified Financial Services - 12.11%
Bank of America Corporation	3,077,789	54,938,534
Citigroup, Inc. (a)	7,834,182	31,728,437
JPMorgan Chase & Company	1,235,200	55,275,200
		141,942,171
Insurance - 9.05%
The Allstate Corporation	729,100	23,557,221
Genworth Financial, Inc. (a)	1,288,800	23,636,592
MetLife, Inc.	527,058	22,842,694
The Travelers Companies, Inc.	155,200	8,371,488
Unum Group	337,600	8,362,352
XL Capital Limited	1,025,300	19,378,170
		106,148,517
TOTAL FINANCIALS		354,660,951
HEALTH CARE - 6.90%
Pharmaceuticals - 6.90%
Bristol-Myers Squibb Company	1,038,100	27,717,270
Eli Lilly & Company	838,200	30,359,604
Merck & Company, Inc.	295,002	11,018,325
Pfizer, Inc.	689,000	11,816,350
TOTAL HEALTH CARE		80,911,549
INDUSTRIALS - 12.54%
Aerospace & Defense - 6.26%
The Boeing Company	84,800	6,157,328
Empresa Brasileira de Aeronautica SA - ADR (a)	559,300	13,400,828
Lockheed Martin Corporation	407,700	33,928,794
Northrop Grumman Corporation	304,500	19,966,065
		73,453,015
Industrial Conglomerates - 1.65%
Tyco International Limited	504,625	19,301,906
Machinery - 4.63%
Cummins, Inc.	319,800	19,811,610
PACCAR, Inc.	795,900	34,494,306
		54,305,916
TOTAL INDUSTRIALS		147,060,837
INFORMATION TECHNOLOGY - 10.68%
Computers & Peripherals - 1.70%
International Business Machines Corporation	155,700	19,968,525
Electronic Equipment, Instruments & Components - 2.96%
Tyco Electronics Limited	1,261,825	34,674,951
Software - 6.02%
CA, Inc.	1,802,381	42,301,882
Microsoft Corporation	964,700	28,236,769
		70,538,651
TOTAL INFORMATION TECHNOLOGY		125,182,127
MATERIALS - 2.90%
Chemicals - 2.90%
Celanese Corporation	342,600	10,911,810
PPG Industries, Inc.	353,800	23,138,520
TOTAL MATERIALS		34,050,330
TELECOMMUNICATION SERVICES - 3.08%
Wireless Telecommunication Services - 3.08%
Vodafone Group PLC - ADR	1,550,400	36,108,816
TOTAL TELECOMMUNICATION SERVICES		36,108,816
UTILITIES - 7.63%
Electric Utilities - 7.17%
Edison International	475,200	16,237,584
Exelon Corporation	1,100,200	48,199,762
FPL Group, Inc.	406,700	19,655,811
		84,093,157
Multi-Utilities - 0.46%
Wisconsin Energy Corporation	109,100	5,390,631
TOTAL UTILITIES		89,483,788

Total investments - 98.45% (Cost $1,314,593,419)		1,154,323,559

Time deposit* - 1.68%		19,768,162

Liabilities in excess of other assets - (0.13)%		(1,580,137)

Net assets - 100.00%		$1,172,511,584

(a) - Non-income producing security.
ADR - American Depositary Receipt
* - Time deposit with Wells Fargo bears interest at 0.03% and matures on 4/1/2010.
Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Investments - March 31, 2010
Hotchkis and Wiley Mid-Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 94.45%	Held	Value
CONSUMER DISCRETIONARY - 20.28%
Auto Components - 2.94%
The Goodyear Tire & Rubber Company (a)	1,724,600	$21,798,944
Magna International, Inc.	346,800	21,449,580
		43,248,524
Automobiles - 0.76%
Harley-Davidson, Inc.	396,800	11,138,176
Diversified Consumer Services - 0.40%
Weight Watchers International, Inc.	230,200	5,877,006
Media - 9.49%
Interpublic Group of Companies, Inc. (a)	2,890,300	24,047,296
Liberty Global, Inc. (a)	522,400	15,233,184
Time Warner Cable, Inc.	468,900	24,997,059
Valassis Communications, Inc. (a)(b)	2,712,900	75,500,007
		139,777,546
Specialty Retail - 5.03%
The Gap, Inc.	1,322,300	30,558,353
Limited Brands, Inc.	283,400	6,977,308
Rent-A-Center, Inc. (a)	1,546,700	36,579,455
		74,115,116
Textiles, Apparel & Luxury Goods - 1.66%
Jones Apparel Group, Inc.	1,289,400	24,524,388
TOTAL CONSUMER DISCRETIONARY		298,680,756
CONSUMER STAPLES - 6.20%
Food & Staples Retailing - 4.03%
Safeway, Inc.	1,813,700	45,088,582
SUPERVALU, Inc.	855,000	14,261,400
		59,349,982
Tobacco - 2.17%
Lorillard, Inc.	424,100	31,909,284
TOTAL CONSUMER STAPLES		91,259,266
ENERGY - 3.79%
Oil, Gas & Consumable Fuels - 3.79%
Cobalt International Energy, Inc. (a)	2,226,900	30,285,840
Forest Oil Corporation (a)	152,900	3,947,878
Stone Energy Corporation (a)	1,218,500	21,628,375
TOTAL ENERGY		55,862,093
FINANCIALS - 25.91%
Commercial Banks - 9.51%
Fifth Third Bancorp	1,918,600	26,073,774
First Horizon National Corporation (a)	1	9
Huntington Bancshares, Inc.	2,678,700	14,384,619
KeyCorp	5,537,320	42,914,230
Regions Financial Corporation	3,915,200	30,734,320
SunTrust Banks, Inc.	968,900	25,956,831
		140,063,783
Consumer Finance - 2.71%
Capital One Financial Corporation	434,700	18,000,927
Discover Financial Services	1,473,100	21,949,190
		39,950,117
Diversified Financial Services - 1.78%
PHH Corporation (a)	1,114,500	26,268,765
Insurance - 10.24%
The Allstate Corporation	316,600	10,229,346
CNA Financial Corporation (a)	818,024	21,857,601
Conseco, Inc. (a)	4,833,700	30,065,614
Genworth Financial, Inc. (a)	1,778,600	32,619,524
The Hanover Insurance Group, Inc. (c)	220,600	9,620,366
Hartford Financial Services Group, Inc.	586,000	16,654,120
XL Capital Limited	1,570,400	29,680,560
		150,727,131
Real Estate Management & Development - 1.67%
MI Developments, Inc.	1,888,700	24,628,648
TOTAL FINANCIALS		381,638,444
HEALTH CARE - 5.24%
Health Care Equipment & Supplies - 1.94%
Kinetic Concepts, Inc. (a)	597,300	28,556,913
Health Care Providers & Services - 0.49%
LifePoint Hospitals, Inc. (a)	197,100	7,249,338
Pharmaceuticals - 2.81%
Endo Pharmaceuticals Holdings, Inc. (a)	596,700	14,135,823
King Pharmaceuticals, Inc. (a)	2,318,800	27,269,088
		41,404,911
TOTAL HEALTH CARE		77,211,162
INDUSTRIALS - 9.33%
Aerospace & Defense - 1.65%
Empresa Brasileira de Aeronautica SA - ADR (a)	1,014,200	24,300,232
Machinery - 1.09%
PACCAR, Inc.	370,300	16,048,802
Professional Services - 2.69%
Manpower, Inc.	691,700	39,509,904
Road & Rail - 3.90%
Con-way, Inc.	1,636,400	57,470,368
TOTAL INDUSTRIALS		137,329,306
INFORMATION TECHNOLOGY - 10.83%
Electronic Equipment, Instruments & Components - 2.92%
Tyco Electronics Limited	1,567,400	43,072,152
Semiconductors & Semiconductor Equipment - 2.15%
National Semiconductor Corporation	1,198,400	17,316,880
ON Semiconductor Corporation (a)	1,785,700	14,285,600
		31,602,480
Software - 5.76%
CA, Inc.	2,780,644	65,261,715
Novell, Inc. (a)	2,267,900	13,584,721
Symantec Corporation (a)	355,700	6,018,444
		84,864,880
TOTAL INFORMATION TECHNOLOGY		159,539,512
MATERIALS - 3.16%
Chemicals - 3.16%
Celanese Corporation	536,500	17,087,525
PPG Industries, Inc.	336,800	22,026,720
RPM International, Inc.	349,000	7,447,660
TOTAL MATERIALS		46,561,905
UTILITIES - 9.71%
Electric Utilities - 6.98%
Edison International	747,500	25,542,075
Great Plains Energy, Inc.	1,666,400	30,945,048
Portland General Electric Company	1,520,200	29,355,062
Westar Energy, Inc.	759,000	16,925,700
		102,767,885
Independent Power Producers & Energy Traders - 0.63%
Mirant Corporation (a)	854,600	9,280,956
Multi-Utilities - 2.10%
PG&E Corporation	171,100	7,258,062
Wisconsin Energy Corporation	478,300	23,632,803
		30,890,865
TOTAL UTILITIES		142,939,706

Total investments - 94.45% (Cost $1,525,792,592)		1,391,022,150

Collateral for securities on loan^ - 0.50%		7,321,163

Time deposit* - 5.37%		79,122,959

Liabilities in excess of other assets - (0.32)%		(4,688,290)

Net assets - 100.00%		$1,472,777,982

(a) - Non-income producing security.
(b) - Affiliated issuer. An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the Investment Company Act of 1940. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2010, is set forth below:

	Share Balance At			Share Balance At	Dividend	Value At
Issuer Name	July 1, 2009	Additions	Reductions	March 31, 2010	Income	March 31, 2010
MI Developments, Inc. +	2,448,100	—	559,400	1,888,700	$552,942	$24,628,648
Valassis Communications, Inc.	1,118,300	2,049,600	455,000	2,712,900	—	75,500,007
					$552,942
+ Issuer was not an affiliate as of March 31, 2010.

(c) - All or a portion of this security is on loan. The total market value of securities on loan was $7,145,786.
ADR - American Depositary Receipt
^ - Collateral for securities on loan was held as cash.
* - Time deposit with Wells Fargo bears interest at 0.03% and matures on 4/1/2010.
Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Investments - March 31, 2010
Hotchkis and Wiley Small Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 98.07%	Held	Value
CONSUMER DISCRETIONARY - 20.62%
Auto Components - 2.70%
The Goodyear Tire & Rubber Company (a)	347,400	$4,391,136
Hawk Corporation (a)	87,100	1,698,450
		6,089,586
Diversified Consumer Services - 0.77%
Weight Watchers International, Inc.	67,500	1,723,275
Hotels, Restaurants & Leisure - 0.68%
Jack in the Box, Inc. (a)	47,900	1,128,045
Lakes Entertainment, Inc. (a)	175,900	404,570
		1,532,615
Household Durables - 1.27%
Furniture Brands International, Inc. (a)	443,500	2,851,705
Media - 6.58%
Interpublic Group of Companies, Inc. (a)	501,600	4,173,312
Valassis Communications, Inc. (a)	379,800	10,569,834
Westwood One, Inc. (a)	8,784	74,488
		14,817,634
Specialty Retail - 3.67%
Limited Brands, Inc.	118,000	2,905,160
Rent-A-Center, Inc. (a)	226,300	5,351,995
		8,257,155
Textiles, Apparel & Luxury Goods - 4.95%
Jones Apparel Group, Inc.	294,900	5,608,998
Quiksilver, Inc. (a)	1,172,800	5,547,344
		11,156,342
TOTAL CONSUMER DISCRETIONARY		46,428,312
CONSUMER STAPLES - 1.64%
Food Products - 1.64%
Overhill Farms, Inc. (a)	635,000	3,702,050
TOTAL CONSUMER STAPLES		3,702,050
ENERGY - 2.53%
Oil, Gas & Consumable Fuels - 2.53%
Stone Energy Corporation (a)	320,700	5,692,425
TOTAL ENERGY		5,692,425
FINANCIALS - 29.73%
Commercial Banks - 8.11%
Associated Banc-Corp	346,600	4,783,080
First Horizon National Corporation (a)	137,415	1,930,682
First Interstate BancSystem, Inc. (a)	59,600	968,500
KeyCorp	65,200	505,300
Marshall & Ilsley Corporation	253,600	2,041,480
Susquehanna Bancshares, Inc.	156,700	1,537,227
Synovus Financial Corporation	533,600	1,755,544
Webster Financial Corporation	271,400	4,746,786
		18,268,599
Diversified Financial Services - 3.06%
PHH Corporation (a)	292,500	6,894,225
Insurance - 12.79%
Conseco, Inc. (a)	1,102,900	6,860,038
Employers Holdings, Inc.	287,300	4,266,405
The Hanover Insurance Group, Inc. (c)	78,700	3,432,107
PMA Capital Corporation (a)	200,300	1,229,842
Primerica, Inc. (a)	42,100	631,500
Symetra Financial Corporation (a)	303,000	3,993,540
United America Indemnity Limited - Class A (a)	877,127	8,394,106
		28,807,538
Real Estate Investment Trusts - 3.74%
CapLease, Inc.	615,800	3,417,690
U-Store-It Trust	468,100	3,370,320
Walter Investment Management Corporation	101,700	1,627,200
		8,415,210
Real Estate Management & Development - 1.99%
MI Developments, Inc.	343,700	4,481,848
Thrifts & Mortgage Finance - 0.04%
Territorial Bancorp, Inc.	4,600	87,538
TOTAL FINANCIALS		66,954,958
HEALTH CARE - 5.01%
Health Care Equipment & Supplies - 1.97%
Kinetic Concepts, Inc. (a)	92,800	4,436,768
Health Care Providers & Services - 1.02%
LifePoint Hospitals, Inc. (a)	62,600	2,302,428
Pharmaceuticals - 2.02%
Endo Pharmaceuticals Holdings, Inc. (a)	96,500	2,286,085
King Pharmaceuticals, Inc. (a)	191,200	2,248,512
		4,534,597
TOTAL HEALTH CARE		11,273,793
INDUSTRIALS - 13.53%
Aerospace & Defense - 0.84%
Empresa Brasileira de Aeronautica SA - ADR (a)	79,200	1,897,632
Machinery - 3.38%
Miller Industries, Inc. (b)	612,700	7,615,861
Professional Services - 5.39%
Heidrick & Struggles International, Inc.	118,700	3,327,161
Hudson Highland Group, Inc. (a)(b)	1,624,700	7,148,680
Manpower, Inc.	28,900	1,650,768
		12,126,609
Road & Rail - 3.92%
Con-way, Inc.	251,500	8,832,680
TOTAL INDUSTRIALS		30,472,782
INFORMATION TECHNOLOGY - 10.91%
Computers & Peripherals - 0.99%
Hypercom Corporation (a)	580,400	2,240,344
IT Services - 4.85%
InfoGROUP, Inc. (a)	975,200	7,606,560
Ness Technologies, Inc. (a)	354,100	2,234,371
Wright Express Corporation (a)	35,800	1,078,296
		10,919,227
Semiconductors & Semiconductor Equipment - 1.06%
ON Semiconductor Corporation (a)	298,300	2,386,400
Software - 4.01%
Lawson Software, Inc. (a)	972,200	6,426,242
Novell, Inc. (a)	432,900	2,593,071
		9,019,313
TOTAL INFORMATION TECHNOLOGY		24,565,284
MATERIALS - 5.65%
Metals & Mining - 5.65%
Carpenter Technology Corporation	14,400	527,040
Haynes International, Inc.	129,000	4,583,370
Kaiser Aluminum Corporation	175,300	6,761,321
Universal Stainless & Alloy (a)	36,000	863,640
TOTAL MATERIALS		12,735,371
UTILITIES - 8.45%
Electric Utilities - 7.48%
Great Plains Energy, Inc.	400,900	7,444,713
Portland General Electric Company	294,000	5,677,140
Westar Energy, Inc.	166,700	3,717,410
		16,839,263
Independent Power Producers & Energy Traders - 0.97%
Mirant Corporation (a)	202,100	2,194,806
TOTAL UTILITIES		19,034,069

Total investments - 98.07% (Cost $261,757,289)		220,859,044

Collateral for securities on loan^ - 1.20%		2,704,781

Time deposit* - 2.38%		5,362,600

Liabilities in excess of other assets - (1.65)%		(3,724,955)

Net assets - 100.00%		$225,201,470

(a) - Non-income producing security.
(b) - Affiliated issuer. An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the Investment Company Act of 1940. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2010, is set forth below:

	Share Balance At			Share Balance At	Dividend	Value At
Issuer Name	July 1, 2009	Additions	Reductions	March 31, 2010	Income	March 31, 2010
Hudson Highland Group, Inc.	1,517,900	255,000	148,200	1,624,700	$—	$7,148,680
Miller Industries, Inc.	693,300	—	80,600	612,700	61,270	7,615,861
					$61,270

(c) - All or a portion of this security is on loan. The total market value of securities on loan was $2,639,989.
ADR - American Depositary Receipt
^ - Collateral for securities on loan was held as cash.
* - Time deposit with Wells Fargo bears interest at 0.03% and matures on 4/1/2010.
Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Investments - March 31, 2010
Hotchkis and Wiley Value Opportunities Fund (Unaudited)

	Shares
COMMON STOCKS - 89.82%	Held	Value
CONSUMER DISCRETIONARY - 10.66%
Auto Components - 1.44%
The Goodyear Tire & Rubber Company (a)	61,000	$771,040
Distributors - 0.67%
KSW, Inc.	98,300	359,778
Hotels, Restaurants & Leisure - 0.56%
Lakes Entertainment, Inc. (a)	130,200	299,460
Household Durables - 1.35%
Furniture Brands International, Inc. (a)	111,800	718,874
Media - 5.00%
Valassis Communications, Inc. (a)	95,900	2,668,897
Westwood One, Inc. (a)	678	5,750
		2,674,647
Textiles, Apparel & Luxury Goods - 1.64%
Quiksilver, Inc. (a)	185,600	877,888
TOTAL CONSUMER DISCRETIONARY		5,701,687
CONSUMER STAPLES - 10.06%
Food Products - 4.13%
Overhill Farms, Inc. (a)	378,200	2,204,906
Tobacco - 5.93%
Philip Morris International, Inc.	60,800	3,171,328
TOTAL CONSUMER STAPLES		5,376,234
ENERGY - 7.42%
Oil, Gas & Consumable Fuels - 7.42%
ConocoPhillips	39,200	2,005,864
Royal Dutch Shell PLC - Class B - ADR	35,400	1,958,682
TOTAL ENERGY		3,964,546
FINANCIALS - 21.86%
Commercial Banks - 4.88%
Wells Fargo & Company	83,800	2,607,856
Diversified Financial Services - 7.41%
Bank of America Corporation	86,100	1,536,885
JPMorgan Chase & Company	54,200	2,425,450
		3,962,335
Insurance - 5.83%
Conseco, Inc. (a)	162,400	1,010,128
Primerica, Inc. (a)	9,800	147,000
United America Indemnity Limited - Class A (a)	204,869	1,960,596
		3,117,724
Real Estate Management & Development - 1.86%
MI Developments, Inc.	76,300	994,952
Thrifts & Mortgage Finance - 1.88%
Tree.com, Inc. (a)	109,700	1,003,755
TOTAL FINANCIALS		11,686,622
HEALTH CARE - 0.88%
Pharmaceuticals - 0.88%
Eli Lilly & Company	13,000	470,860
TOTAL HEALTH CARE		470,860
INDUSTRIALS - 13.45%
Air Freight & Logistics - 0.51%
Air T, Inc.	23,700	269,469
Machinery - 4.01%
Miller Industries, Inc.	172,598	2,145,393
Professional Services - 5.69%
Hudson Highland Group, Inc. (a)	691,600	3,043,040
Road & Rail - 3.24%
Con-way, Inc.	49,300	1,731,416
TOTAL INDUSTRIALS		7,189,318
INFORMATION TECHNOLOGY - 7.44%
IT Services - 3.19%
InfoGROUP, Inc. (a)	218,700	1,705,860
Software - 4.25%
CA, Inc.	96,900	2,274,243
TOTAL INFORMATION TECHNOLOGY		3,980,103
MATERIALS - 7.08%
Containers & Packaging - 3.65%
UFP Technologies, Inc. (a)	188,700	1,953,045
Metals & Mining - 3.43%
Haynes International, Inc.	29,600	1,051,688
Kaiser Aluminum Corporation	20,200	779,114
		1,830,802
TOTAL MATERIALS		3,783,847
TELECOMMUNICATION SERVICES - 6.00%
Wireless Telecommunication Services - 6.00%
Vodafone Group PLC - ADR	137,700	3,207,033
TOTAL TELECOMMUNICATION SERVICES		3,207,033
UTILITIES - 4.97%
Electric Utilities - 4.97%
Exelon Corporation	60,700	2,659,267
TOTAL UTILITIES		2,659,267
Total common stocks (Cost $49,785,339)		48,019,517

OTHER INVESTMENT COMPANIES - 2.66%
Equity Mutual Funds - 2.66%
Diamond Hill Financial Trends Fund, Inc.	91,100	845,408
John Hancock Bank and Thrift Opportunity Fund	34,200	574,902
Total other investment companies (Cost $1,170,977)		1,420,310

PREFERRED STOCKS - 0.78%
FINANCIALS - 0.78%
Thrifts & Mortgage Finance - 0.78%
Federal Home Loan Mortgage Corporation - Series N (a)	30,400	42,864
Federal Home Loan Mortgage Corporation - Series Z (a)	293,000	372,110
TOTAL FINANCIALS		414,974
Total preferred stocks (Cost $348,873)		414,974

CONVERTIBLE PREFERRED STOCKS - 1.54%
UTILITIES - 1.54%
Electric Utilities - 1.54%
Great Plains Energy, Inc., 12.000%	13,000	825,630
TOTAL UTILITIES		825,630
Total convertible preferred stocks (Cost $683,650)		825,630

CONVERTIBLE BONDS - 1.50%	Principal
MATERIALS - 1.50%	Amount
Metals & Mining - 1.50%
Kaiser Aluminum Corporation
4.500%, 04/01/2015 (Acquired 03/24/2010; Cost $786,835) (r)	$781,000	804,196
TOTAL MATERIALS		804,196
Total convertible bonds (Cost $786,835)		804,196

WARRANTS - 0.75%	Shares
FINANCIALS - 0.75%	Held
Diversified Financial Services - 0.75%
Bank of America Corporation
Expiration: January 2019,
Exercise Price: $13.30 (Acquired 03/04/2010; Cost $357,429) (a)(r)	42,100	400,371
TOTAL FINANCIALS		400,371
Total warrants (Cost $357,429)		400,371

Total investments - 97.05% (Cost $53,133,103)		51,884,998

Time deposit* - 3.16%		1,688,700

Liabilities in excess of other assets - (0.21)%		(110,033)

Net assets - 100.00%		$53,463,665

(a) - Non-income producing security.
(r) - Restricted security under Rule 144A of the Securities Act of 1933. Purchased in a private placement transaction;
resale to the public may require registration or be limited to qualified institutional buyers. The total market value of restricted securities was $1,204,567, representing 2.25% of net assets.
ADR - American Depositary Receipt
* - Time deposit with Wells Fargo bears interest at 0.03% and matures on 4/1/2010.
Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Investments - March 31, 2010
Hotchkis and Wiley High Yield Fund (Unaudited)
	Principal
CORPORATE BONDS - 86.76%	Amount	Value
Airlines - 2.16%
Delta Air Lines, Inc.
9.500%, 09/15/2014 (Acquired 09/23/2009 - 03/19/2010; Cost $912,550) (r)	$907,000	$958,019
United Air Lines, Inc.
9.875%, 08/01/2013 (Acquired 01/11/2010; Cost $496,295) (r)	500,000	527,500
9.750%, 01/15/2017	500,000	526,250
		2,011,769
Apparel/Textiles - 1.00%
Quiksilver, Inc.
6.875%, 04/15/2015	1,000,000	930,000
Auto Loans - 1.68%
Credit Acceptance Corporation
9.125%, 02/01/2017 (Acquired 01/25/2010 - 02/18/2010; Cost $738,984) (r)	750,000	774,375
Ford Motor Credit Company LLC
8.125%, 01/15/2020	750,000	788,059
		1,562,434
Auto Parts & Equipment - 4.25%
Affinia Group, Inc.
10.750%, 08/15/2016 (Acquired 08/06/2009 - 02/19/2010; Cost $819,579) (r)	800,000	876,000
American Axle & Manufacturing Holdings, Inc.
9.250%, 01/15/2017 (Acquired 12/10/2009 - 02/17/2010; Cost $570,436) (r)	575,000	616,688
ArvinMeritor, Inc.
8.125%, 09/15/2015	500,000	485,000
Goodyear Tire & Rubber Company
10.500%, 05/15/2016 (b)	1,060,000	1,150,100
TRW Automotive, Inc.
8.875%, 12/01/2017 (Acquired 11/18/2009 - 02/26/2010; Cost $799,460) (r)	800,000	833,000
		3,960,788
Banking - 7.19%
CIT Group, Inc.
7.000%, 05/01/2017	2,098,405	1,941,025
First Tennessee Capital I
8.070%, 01/06/2027	2,000,000	1,834,006
GMAC, Inc.
8.300%, 02/12/2015 (Acquired 02/09/2010; Cost $495,995) (r)	500,000	526,250
8.000%, 12/31/2018	750,000	746,250
NB Capital Trust IV
8.250%, 04/15/2027	392,000	398,860
Zions Bancorporation
7.750%, 09/23/2014	1,250,000	1,261,952
		6,708,343
Building Materials - 0.95%
Goodman Global Group, Inc.
11.500%, 12/15/2014 (Acquired 12/11/2009 - 01/06/2010; Cost $893,161) (d)(r)	1,500,000	885,000
Chemicals - 3.96%
Georgia Gulf Corporation
9.000%, 01/15/2017 (Acquired 12/11/2009 - 02/16/2010; Cost $758,125) (r)	750,000	788,437
LBI Escrow Corporation
8.000%, 11/01/2017 (Acquired 03/24/2010; Cost $1,000,000) (c)(r)	1,000,000	1,038,750
Momentive Performance Materials, Inc.
12.500%, 06/15/2014 (Acquired 10/23/2009; Cost $533,413) (r)	500,000	567,500
9.750%, 12/01/2014	500,000	502,500
Solutia, Inc.
8.750%, 11/01/2017	750,000	795,000
		3,692,187
Computer Hardware - 1.12%
Equinix, Inc.
8.125%, 03/01/2018	1,000,000	1,040,000
Consumer - Products - 1.14%
Easton-Bell Sports, Inc.
9.750%, 12/01/2016 (Acquired 11/20/2009 - 03/09/2010; Cost $547,685) (r)	540,000	571,050
FGI Holding Company, Inc.
11.250%, 10/01/2015 (Acquired 03/30/2010; Cost $490,000) (c)(e)(r)	500,000	490,000
		1,061,050
Consumer/Commercial/Lease Financing - 4.09%
International Lease Finance Corporation
8.750%, 03/15/2017 (Acquired 03/17/2010 - 03/30/2010; Cost $1,478,560) (r)	1,500,000	1,538,300
SLM Corporation - Series A
8.450%, 06/15/2018 (b)	2,250,000	2,278,892
		3,817,192
Department Stores - 1.79%
Dillard's, Inc.
7.130%, 08/01/2018	678,000	640,710
Neiman Marcus Group, Inc.
9.000%, 10/15/2015 (e)	1,000,000	1,025,000
		1,665,710
Electric - Generation - 4.59%
Edison Mission Energy
7.000%, 05/15/2017	1,005,000	706,012
Energy Future Holdings Corporation
11.250%, 11/01/2017 (e)	1,000,000	685,000
Energy Future Intermediate Holding Company LLC
9.750%, 10/15/2019	955,000	950,225
Mirant Americas Generation LLC
8.500%, 10/01/2021	1,000,000	945,000
NRG Energy, Inc.
7.375%, 02/01/2016	1,000,000	995,000
		4,281,237
Electric - Integrated - 1.18%
North American Energy Alliance LLC/North American Energy Alliance Finance Corporation
10.875%, 06/01/2016 (Acquired 09/22/2009 - 01/26/2010; Cost $1,054,378) (r)	1,025,000	1,096,750
Electronics - 0.87%
Freescale Semiconductor, Inc.
10.125%, 03/15/2018 (Acquired 02/09/2010 - 02/10/2010; Cost $747,500) (r)	750,000	810,937
Energy - Exploration & Production - 4.02%
Denbury Resources, Inc.
8.250%, 02/15/2020	500,000	532,500
Hilcorp Energy I LP/Hilcorp Finance Company
9.000%, 06/01/2016 (Acquired 10/06/2009 - 01/06/2010; Cost $1,150,482) (r)	1,130,000	1,180,850
Stone Energy Corporation
8.625%, 02/01/2017	1,000,000	990,000
Swift Energy Company
8.875%, 01/15/2020	1,000,000	1,045,000
		3,748,350
Food & Drug Retailers - 1.74%
American Stores Company
8.000%, 06/01/2026	600,000	529,500
Rite Aid Corporation
9.750%, 06/12/2016	515,000	556,200
10.250%, 10/15/2019	500,000	536,250
		1,621,950
Forestry/Paper - 3.72%
Ainsworth Lumber Company Limited
11.000%, 07/29/2015 (Acquired 02/22/2010; Cost $396,285) (e)(r)	500,000	430,000
Appleton Papers, Inc.
10.500%, 06/15/2015 (Acquired 01/29/2010 - 02/09/2010; Cost $968,743) (r)	1,000,000	1,000,000
Georgia-Pacific LLC
8.000%, 01/15/2024	1,150,000	1,224,750
Verso Paper Holdings LLC/Verso Paper, Inc.
11.500%, 07/01/2014 (Acquired 05/28/2009; Cost $279,815) (r)	300,000	325,500
Verso Paper Holdings LLC/Verso Paper, Inc. - Series B
9.125%, 08/01/2014	500,000	487,500
		3,467,750
Gaming - 3.82%
Ameristar Casinos, Inc.
9.250%, 06/01/2014	550,000	578,875
Harrah's Operating Company, Inc.
11.250%, 06/01/2017	1,000,000	1,082,500
MGM Mirage, Inc.
13.000%, 11/15/2013	300,000	351,000
9.000%, 03/15/2020 (Acquired 03/09/2010 - 03/15/2010; Cost $1,512,500) (r)	1,500,000	1,552,500
		3,564,875
Gas Distribution - 1.56%
Enterprise Products Operating LLC - Series A
8.375%, 08/01/2066 (a)	500,000	508,117
Ferrellgas LP/Ferrellgas Finance Corporation
9.125%, 10/01/2017 (Acquired 09/09/2009 - 03/11/2010; Cost $915,161) (r)	900,000	947,250
		1,455,367
Health Facilities - 4.82%
Accellent, Inc.
8.375%, 02/01/2017 (Acquired 01/20/2010; Cost $496,745) (r)	500,000	510,000
Biomet, Inc.
10.000%, 10/15/2017	700,000	775,250
HCA, Inc.
9.625%, 11/15/2016 (b)(e)	1,500,000	1,610,625
Surgical Care Affiliates, Inc.
10.000%, 07/15/2017 (Acquired 12/15/2009; Cost $609,292) (r)	660,000	660,000
United Surgical Partners International, Inc.
9.250%, 05/01/2017 (e)	900,000	936,000
		4,491,875
Health Services - 1.80%
DaVita, Inc.
7.250%, 03/15/2015	750,000	768,750
Rural/Metro Corporation
12.750%, 03/15/2016	850,000	905,250
		1,674,000
Household & Leisure Products - 2.12%
Brunswick Corporation
11.250%, 11/01/2016 (Acquired 08/11/2009 - 01/21/2010; Cost $866,718) (r)	800,000	914,000
Freedom Group, Inc.
10.250%, 08/01/2015 (Acquired 07/15/2009 - 03/30/2010; Cost $1,035,556) (r)	1,000,000	1,062,500
		1,976,500
Leisure - 0.76%
Universal City Development Partners Limited
8.875%, 11/15/2015 (Acquired 10/27/2009 - 12/16/2009; Cost $690,151) (r)	700,000	708,750
Machinery - 1.67%
Altra Holdings, Inc.
8.125%, 12/01/2016 (Acquired 11/16/2009; Cost $493,455) (r)	500,000	510,625
Manitowoc Company, Inc.
9.500%, 02/15/2018	1,000,000	1,047,500
		1,558,125
Media - Broadcast - 0.74%
Sirius XM Radio, Inc.
9.750%, 09/01/2015 (Acquired 08/13/2009 - 01/11/2010; Cost $642,132) (r)	635,000	688,975
Media - Cable - 1.22%
Cequel Communications Holdings I LLC/Cequel Capital Corporation
8.625%, 11/15/2017 (Acquired 10/30/2009; Cost $591,480) (r)	600,000	619,500
Unitymedia Hessen GmbH & Company/Unitymedia NRW GmbH
8.125%, 12/01/2017 (Acquired 11/17/2009; Cost $494,256) (r)	500,000	518,125
		1,137,625
Media - Services - 1.69%
Clear Channel Worldwide Holdings, Inc.
9.250%, 12/15/2017 (Acquired 12/18/2009 - 03/24/2010; Cost $1,535,250) (r)	1,500,000	1,575,000
Metals/Mining Excluding Steel - 2.34%
International Coal Group, Inc.
9.125%, 04/01/2018	750,000	765,000
Novelis, Inc.
11.500%, 02/15/2015	1,310,000	1,416,438
		2,181,438
Multi-Line Insurance - 0.56%
American International Group, Inc.
8.250%, 08/15/2018	500,000	525,432
Oil Field Equipment & Services - 2.75%
McJunkin Red Man Corporation
9.500%, 12/15/2016 (Acquired 12/16/2009 - 03/25/2010; Cost $1,487,419) (r)	1,500,000	1,539,375
Parker Drilling Company
9.125%, 04/01/2018 (Acquired 03/11/2010; Cost $1,000,000) (r)	1,000,000	1,028,750
		2,568,125
Oil Refining & Marketing - 1.34%
Holly Corporation
9.875%, 06/15/2017 (Acquired 03/05/2010 - 03/19/2010; Cost $1,237,098) (r)	1,203,000	1,245,105
Packaging - 0.39%
Graphic Packaging International, Inc.
9.500%, 06/15/2017	340,000	364,650
Pharmaceuticals - 1.80%
Elan Finance PLC
8.750%, 10/15/2016 (Acquired 09/29/2009 - 11/12/2009; Cost $635,436) (r)	650,000	646,750
Talecris Biotherapeutics Holdings Corporation
7.750%, 11/15/2016 (Acquired 10/16/2009; Cost $496,605) (r)	500,000	505,000
Valeant Pharmaceuticals International
8.375%, 06/15/2016 (Acquired 06/03/2009 - 11/25/2009; Cost $498,697) (r)	500,000	525,000
		1,676,750
Printing & Publishing - 0.44%
Valassis Communications, Inc.
8.250%, 03/01/2015	400,000	413,000
Restaurants - 1.10%
O'Charleys, Inc.
9.000%, 11/01/2013	1,000,000	1,022,500
Software/Services - 0.56%
JDA Software Group, Inc.
8.000%, 12/15/2014 (Acquired 12/07/2009; Cost $494,940) (r)	500,000	522,500
Specialty Retail - 2.72%
NetFlix, Inc.
8.500%, 11/15/2017	500,000	527,500
Office Depot, Inc.
6.250%, 08/15/2013	746,000	735,743
QVC, Inc.
7.375%, 10/15/2020 (Acquired 03/17/2010; Cost $500,000) (r)	500,000	505,000
Sonic Automotive, Inc.
9.000%, 03/15/2018 (Acquired 03/09/2010; Cost $744,743) (r)	750,000	772,500
		2,540,743
Support - Services - 1.14%
RSC Equipment Rental, Inc./RSC Holdings III LLC
10.000%, 07/15/2017 (Acquired 02/22/2010; Cost $1,069,540) (r)	1,000,000	1,065,000
Telecom - Integrated/Services - 3.11%
Hughes Network Systems LLC/HNS Finance Corporation
9.500%, 04/15/2014	775,000	792,438
Intelsat Corporation
9.250%, 06/15/2016	555,000	584,137
New Communications Holdings, Inc.
8.500%, 04/15/2020 (Acquired 03/26/2010, Cost $1,000,000) (c)(r)	1,000,000	1,012,500
TW Telecom Holdings, Inc.
8.000%, 03/01/2018 (Acquired 03/04/2010; Cost $496,420) (r)	500,000	513,750
		2,902,825
Telecom - Wireless - 2.31%
Sprint Capital Corporation
8.750%, 03/15/2032 (b)	400,000	373,000
Telesat Canada/Telesat LLC
11.000%, 11/01/2015	400,000	447,000
Wind Acquisition Finance SA
11.750%, 07/15/2017 (Acquired 07/01/2009 - 01/08/2010; Cost $1,236,428) (r)	1,200,000	1,332,000
		2,152,000
Transportation Excluding Air/Rail - 0.55%
Marquette Transportation Company/Marquette Transportation Finance Corporation
10.875%, 01/15/2017 (Acquired 01/12/2010; Cost $494,050) (r)	500,000	510,625
Total corporate bonds (Cost $76,756,962)		80,883,232

CONVERTIBLE BONDS - 5.55%
Auto Parts & Equipment - 1.54%
Accuride Corporation
7.500%, 02/26/2020 (Acquired 02/26/2010 - 03/16/2010; Cost $706,180) (e)(f)	454,545	1,016,476
ArvinMeritor, Inc.
4.000%, 02/15/2027	500,000	424,375
		1,440,851
Electronics - 1.03%
Advanced Micro Devices, Inc.
6.000%, 05/01/2015	1,000,000	963,750
Food & Drug Retailers - 0.95%
Great Atlantic & Pacific Tea Company
6.750%, 12/15/2012	1,000,000	882,500
Hotels - 1.47%
Strategic Hotel Funding LLC
3.500%, 04/01/2012 (Acquired 02/22/2010 - 03/26/2010; Cost $1,325,411) (r)	1,500,000	1,370,625
Metals/Mining Excluding Steel - 0.56%
Kaiser Aluminum Corporation
4.500%, 04/01/2015 (Acquired 03/24/2010; Cost $506,000) (r)	506,000	521,028
Total convertible bonds (Cost $4,717,397)		5,178,754

ASSET BACKED SECURITIES - 0.33%
Airlines - 0.33%
Continental Airlines, Inc. - Series 2000-1, Class A-1
8.048%, 11/01/2020	306,522	311,120
Total asset backed securities (Cost $279,819)		311,120

CONVERTIBLE PREFERRED STOCKS - 4.44%	Shares Held
Automakers - 1.39%
General Motors Company/Motors Liquidation Company - Series C, 6.250%	150,000	1,296,375
Banking - 0.98%
Citigroup, Inc., 7.500%	7,500	914,100
Media - Services - 0.96%
Interpublic Group of Companies, Inc. - Series B, 5.250%	1,000	890,000
Multi-Line Insurance - 1.11%
Hartford Financial Services Group, Inc., 7.250%	39,200	1,036,252
Total convertible preferred stocks (Cost $3,392,500)		4,136,727

Total investments - 97.08% (Cost $85,146,678)		90,509,833

Time deposit* - 5.46%		5,092,837

Liabilities in excess of other assets - (2.54)%		(2,370,387)

Net assets - 100.00%		$93,232,283

(a) - The coupon rate shown on variable rate securities represents the rate at March 31, 2010.
(b) - All or a portion of this security is segregated as collateral for delayed delivery securities.
(c) - Delayed delivery security.
(d) - Zero coupon bond. Effective yield is listed.
(e) - Payment-in-kind security.
(f) - Restricted security not registered under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $1,016,476, representing 1.09% of net assets.
(r) - Restricted security under Rule 144A of the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers. The total market value of these securities was $39,717,639, representing 42.60% of net assets.
* - Time deposit with Wells Fargo bears interest at 0.03% and matures on 4/1/2010.
Invested through a cash management account administered by Brown Brothers Harriman & Co.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

	Diversified	Large Cap	Mid-Cap
	Value Fund	Value Fund	Value Fund
Cost of investments	$531,309,305	$1,314,593,419	$1,525,792,592
Gross unrealized appreciation	44,695,053	109,732,506	140,314,503
Gross unrealized depreciation	(117,099,710)	(270,002,366)	(275,084,945)
Net unrealized depreciation	$(72,404,657)	$(160,269,860)	$(134,770,442)

	Small Cap	Value	High
	Value Fund	Opportunities Fund	Yield Fund
Cost of investments	$261,757,289	$53,133,103	$85,146,678
Gross unrealized appreciation	26,207,800	6,742,693	5,522,288
Gross unrealized depreciation	(67,106,045)	(7,990,798)	(159,133)
Net unrealized appreciation/ depreciation	$(40,898,245)	$(1,248,105)	$5,363,155

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of each Fund’s assets as of March 31, 2010:

	Diversified Value Fund	Large Cap Value Fund	Mid-Cap Value Fund

Level 1 --- Quoted prices in an active market:
Common Stocks	$458,904,648	$1,154,323,559	$1,391,022,150
Level 2 --- Other significant observable market inputs	—	—	—
Level 3 --- Significant unobservable inputs	—	—	—

Total Investments	$458,904,648	$1,154,323,559	$1,391,022,150

	Small Cap Value Fund	Value Opportunities Fund	High Yield Fund

Level 1 --- Quoted prices in an active market:
Common Stocks	$220,859,044	$48,019,517	$—
Other Investment Companies	—	1,420,310	—
Preferred Stocks		414,974
Convertible Preferred Stocks		825,630	4,136,727
Warrants	—	400,371	—
Level 2 --- Other significant observable market inputs:
Corporate Bonds	—	—	80,883,232
Convertible Bonds	—	804,196	5,178,754
Asset Backed Securities	—	—	311,120
Level 3 --- Significant unobservable inputs	—	—	—

Total Investments	$220,859,044	$51,884,998	$90,509,833

The Trust did not have any liabilities that were measured at fair value on March 31, 2010.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Hotchkis and Wiley Funds

By (Signature and Title)    /s/Anna Marie Lopez
Anna Marie Lopez
President of Hotchkis and Wiley Funds

Date    May 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/Anna Marie Lopez
Anna Marie Lopez
President of Hotchkis and Wiley Funds

Date    May 25, 2010

By (Signature and Title)    /s/James Menvielle
James Menvielle
Treasurer of Hotchkis and Wiley Funds

Date    May 25, 2010